Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jan. 01, 2022 CNY (¥) Seat	Jan. 01, 2022 USD ($) Seat	Dec. 31, 2021 CNY (¥)	Jan. 15, 2021 CNY (¥) Seat	May 31, 2020 USD ($)	Jul. 31, 2018 CNY (¥)
Summary Of Investment Holdings [Line Items]
Impairment charges recognized on equity investments without readily determinable fair values	¥ 186,686	$ 26,244	¥ 29,100
Equity method investments	331,646			$ 46,622			¥ 580,776
Decline in market value of the investment	¥ 0	0	¥ 0
Beijing Xin'ai Sports Media Technology co., LTD
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	23.00%			23.00%			23.00%			32.00%
Equity method investments | ¥										¥ 796,000
Basis differences and investment goodwill | ¥										¥ 609,502
Strawbear
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	13.97%			13.97%				14.68%	19.57%
Equity method investments | ¥								¥ 443,670
Basis differences and investment goodwill | ¥								¥ 225,336
Equity method investment, total cash consideration | $									$ 55,139
Number of board seats held | Seat								2
Number of board seats | Seat								9
Decline in market value of the investment	¥ 382,715	53,801
Equity method investments, fair value	¥ 98,807			$ 13,890
Dreamagic
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	42.66%			42.66%
Voting approval percentage in shareholder agreement					60.00%	60.00%
Equity method investments					¥ 250,502	$ 35,215
Basis differences and investment goodwill					¥ 208,084	$ 29,252
Number of board seats held | Seat					3	3
Number of board seats | Seat					7	7
Net gains recognized in others, net	¥ 429,916	$ 60,437
Equity method investments, maximum potential liability					¥ 140,044	$ 19,687
Dreamagic | Common Stock
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage					44.60%	44.60%
Dreamagic | Preferred Stock
Summary Of Investment Holdings [Line Items]
Equity securities, equity interest					7.28%	7.28%